SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies
Declaration of conformity

2.a)	Declaration of conformity

The consolidated financial statements have been prepared and are being presented in accordance with IFRS Accounting Standards (“IFRS”) issued by the International Accounting Standard Board (IASB) and highlight all the relevant information at the financial statements, and only this information, which correspond to those used by the Company's management in its activities.

Basis of presentation

2.b)	Basis of presentation

The financial statements have been prepared on a historical cost basis and adjusted to reflect: (i) the fair value measurement of certain financial assets and liabilities (including derivative instruments), as well as pension plan assets and (ii) impairment losses. When IFRS allows the option between acquisition cost or another measurement criterion, the acquisition cost criterion was used.

The preparation of these financial statements requires Management to use certain accounting estimates, judgments, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues, and expenses as of the balance sheet date, which may differ from actual future results. The assumptions used are based on historical data and other factors considered relevant and are reviewed by the Company's Management.

The critical estimates are presented in the following explanatory notes:

Note 12 – Impairment of assets

Note 14 – Financial instruments (derivatives and hedge accounting)

Note 18 – Income tax and social contribution (deferred taxes)

Note 20 – Tax, social security, labor, civil, environmental provisions and judicial deposits

Note 21 – Provision for environmental liabilities and decommissioning

Note 30 – Employee benefits

The consolidated financial statements were approved by Management on April 30, 2025.

Functional currency and presentation currency

2.c)	Functional currency and presentation currency

The accounting records included in the financial statements of each of the Company's subsidiaries are measured using the currency of the main economic environment in which each subsidiary operates ("functional currency"). The consolidated financial statements are presented in R$ (Reais), which is the Company's functional currency and the Group's presentation currency.

Transactions in foreign currencies are translated into the functional currency using the exchange rates prevailing on the dates of the transactions or valuation, in which the items are remeasured. The balances of the asset and liability accounts are translated at the exchange rate on the balance sheet date. As of December 31, 2024, US$ 1 is equivalent to R$ 6.1923 (R$ 4.8413 on December 31, 2023) and €1 is equivalent to R$ 6.4363 (R$ 5.3516 on December 31, 2023), according to rates extracted from the website of the Central Bank of Brazil.

Accounting policies

2.d)	Accounting policies

The significant accounting policies applied in the preparation of these financial statements have been included in the respective notes and are consistent for all years presented.

Adoption of new requirements, standards, amendments and interpretations

2.e)	Adoption of new requirements, standards, amendments and interpretations

The new requirements, standards, changes, and interpretations that came into effect for fiscal years beginning on January 1, 2024, were:

•	Amendment to IFRS 16 (R2) – Lease Liability in a Sale and Leaseback
•	Amendments to IAS 1 – Classification of liabilities as "Current" or "Non-Current"
•	Amendments to IAS 7 and IFRS 7 – Disclosures on forfaiting risk transactions.

Regarding the aforementioned changes, the Company did not identify significant impacts that would alter its disclosure concerning the adoption and interpretation of standards with the exception of amendments to IAS 7 and IFRS 7, which provides greater detail about reverse factoring operations (also understood as "forfaiting" throughout the report, in note 16.a. Trade payables - Forfaiting).

Regarding the requirements, standards, amendments and interpretations that will come into effect for financial years beginning on January 1, 2025, and the expectation of their respective impacts, we have:

Amendments to IAS 21 – The Effects of Changes in Foreign Exchange Rates: establishes requirements for the measurement and disclosure of foreign currency transactions, conversion of balances, and the impact of fluctuations in exchange rates on financial statements. Adoption is defined for fiscal years beginning on January 1, 2025, with the possibility of early adoption

Amendments to IFRS 9 and IFRS 15 – Classification and measurement of Financial Instruments: establishes the requirements for classification and measurement of financial assets and liabilities in addition to clarifying how revenues related to these instruments should be recognized. Adoption is defined for fiscal years beginning on January 1, 2026, with the possibility of early adoption.

IFRS S1 – General Requirements for Disclosure of Sustainability-Related Financial: proposes that companies disclose financial statements, risks, and opportunities in the short and long term related to sustainability, which are useful for general-purpose users in making decisions about resource allocation to the entity. The standard may be voluntarily adopted for fiscal years beginning on January 1, 2024, with mandatory adoption for fiscal years beginning on January 1, 2026.

IFRS S2 – Climate-related disclosure requirements: establishes the requirements for the disclosure of climate-related information, and applies to the aspects in which the entity is exposed, which may be physical risks, transition risks and opportunities available to the organization. The standard may be voluntarily adopted for fiscal years beginning on January 1, 2024, with mandatory adoption for fiscal years beginning on January 1, 2026.

Annual improvements to IFRS – Volume 11. The adoption is defined for fiscal years beginning on January 1, 2026, with the possibility of early adoption:

i)	IFRS 1 - First-time Adoption of International Financial Reporting Standards The changes aim to clarify issues related to the first application of the standards, ensuring a smoother adoption for companies
ii)	IFRS 7 - Financial Instruments: The amendments are intended to improve guidance on financial statement disclosures about financial instruments and to clarify the implementation of certain requirements
iii)	IFRS 9 - Financial Instruments: The modifications aim to correct inconsistencies or provide more clarity on the application of certain provisions of this standard, especially related to the measurement and classification of financial instruments.
iv)	IFRS 10 - Consolidated Financial Statements: The improvements address minor issues regarding the application of control and the determination of when an entity should consolidate its subsidiaries
v)	IAS 7 - Statement of Cash Flows: The changes are made to improve clarity in the guidance on the presentation of cash flows, especially in relation to financing activities and the classification of certain flows.

IFRS 18 – Presentation and Disclosure in Financial Statements: New standard that defines a new structure for presenting the Income Statement, focusing on disclosing performance measures defined by management as part of the financial statements, and new principles of aggregation and disaggregation of balances to standardize and facilitate comparability and comparison with other statements. Mandatory adoption is defined for fiscal years beginning on January 1, 2027

IFRS 19 – Subsidiaries without Public Accountability: Disclosures: An eligible subsidiary applies the requirements of other IFRS Standards, except for disclosure requirements, applying instead the reduced disclosure requirements of IFRS 19. The reduced disclosure requirements of IFRS 19 balance the information needs of users of the financial statements of eligible subsidiaries with cost savings for preparers. Mandatory adoption is defined for fiscal years beginning January 1, 2027.

The Company has not adopted any standard in advance and understands that, based on the aforementioned, the requirements, standards, changes, and interpretations that will have a significant and material impact on subsequent financial statements will be the adoptions of IFRS S1, IFRS S2, IFRS 18, and IFRS 19. The main expectations regarding the adoption of the mentioned standards are the measurement and recognition of items related to IFRS S1 and S2 on sustainability and climate, the new presentation of the Income Statement, and additional information related to subsidiaries, to comply with IFRS 19.

Brazilian tax reform: Constitutional Amendment 132 introduced profound changes to the national tax system, with a long transition period, comprised between the years 2026 and 2032. The Company recognizes its complexity and is committed to making every effort necessary to ensure its full compliance with the established provisions. In this context, management actively monitors the developments of the tax reform, assessing potential impacts on the Company's operations and financial results. The planning and execution of the adaptation measures will include investments in technology, training of teams and review of processes, with the objective of mitigating risks and ensuring compliance with the new legal requirements. The impacts of the new tax rules will only be fully known when the pending regulatory topics are finalized. Consequently, there is no effect of the Tax Reform on the financial statements as of December 31, 2024.

International tax reform: On May 23, 2023, the International Accounting Standards Board issued International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12, which clarifies that IAS 12 applies to income taxes arising from tax legislation enacted or substantially enacted to implement the Pillar Two model rules published by the OECD, including tax legislation implementing Qualified Domestic Top-up Minimum Taxes. The Group adopted these amendments, considering that consolidated revenue is above the minimum limit of 750,000 euros.

It is important to note that the Group currently has the support of tax experts to assist it in the application of said legislation and estimate the impact of its application.